Fair value measurements - Fair Value Measurements on a Non-Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements on a Non-Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill			$ 8,000,000.0
Trade Names
Fair Value Measurements on a Non-Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	$ 13,000,000.0	$ 13,000,000.0
Trade Names | Impairment of Intangible Assets
Fair Value Measurements on a Non-Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	$ 0	$ 0	$ 8,000,000.0